Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2021
Significant Estimates and Concentrations
Significant Estimates and Concentrations

Note 17: Significant Estimates and Concentrations

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk.

The Company invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is possible that changes in the values of investment securities may occur and that such changes could affect the amounts reported in the accompanying statements of financial position.